Short-term provisions (Details) - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021
Provisions
Other provisions	R 1,126	R 3,370
Short-term portion of long-term provisions	1,465	1,197
Short-term portion of post-retirement benefit obligations	553	497
Total short-term provisions	3,144	R 5,064
Emission right provisions
Provisions
Other provisions	609
Employee related provisions
Provisions
Other provisions	R 214